Note 9 - Long-Term Debt (Detail) - Summary of Long Tem Debt (USD $)	Dec. 31, 2012	Dec. 31, 2011
Bank loans	$ 61,581,000	$ 74,913,000
Less: Current portion	(15,937,000)	(13,332,000)
Long-term portion	45,644,000	61,581,000
Xenia International Corp Borrower [Member]
Bank loans		2,420,000
Prospero Maritime Inc. Borrower [Member]
Bank loans	4,675,000	6,325,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd Borrower [Member]
Bank loans	6,000,000	7,000,000
Manolis Shipping Ltd. Borrower [Member]
Bank loans	6,480,000	7,120,000
Trust Navigation Corp. / Tiger Navigation Co. Borrower [Member]
Bank loans	2,000,000	2,200,000
Saf-Concord Shipping Ltd. Borrower [Member]
Bank loans	6,250,000	7,250,000
Eleni Shipping Ltd. Borrower [Member]
Bank loans	7,000,000	8,400,000
Pantelis Shipping Corp. Borrower [Member]
Bank loans	8,480,000	9,600,000
Aggeliki Shipping Ltd. Borrower [Member]
Bank loans	6,076,000	7,288,000
Noumea Shipping Ltd. Borrower [Member]
Bank loans	$ 14,620,000	$ 17,310,000